Significant Contingent Liabilities and Unrecognized Commitments	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Significant Contingent Liabilities and Unrecognized Commitments
3 7.	SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS
In addition to those disclosed in other notes, significant commitments and contingencies of the Group as of each balance sheet date were as follows:

a.	As of December 31, 2024 and 2025, unused letters of credit of the Group were approximately NT$3,139,000 thousand and NT$3,201,000 thousand (US$102,040 thousand), respectively.

b.
As of December 31, 2024 and 2025, the amounts of the guarantee letters issued by banks to customs on behalf of the Group for import and export financing facilities were approximately
NT$708,130 thousand and NT$768,027 thousand (US$24,483 thousand), respectively.

c.
As of December 31, 2024 and 2025, the Group’s outstanding commitments to purchase property, plant and equipment were approximately NT$118,263,200 thousand and NT$135,247,923 thousand (US$4,311,378 thousand), respectively, of which NT$5,890,890 thousand and NT$20,562,344 thousand (US$655,478 thousand) had been paid,
respectively. As of December 31, 2025, the commitment that the Group has contracted for the construction related to our real estate business were approximately NT$102,176 thousand (US$3,257 thousand).

d.	The Group entered into long-term purchase agreements of materials and supplies with multiple suppliers. The relative minimum purchase quantity is specified in the agreements.

e.
The Group enters into long-term agreements with customers and receives advance payments, which are recorded under other current liabilities and other liabilities. Under these agreements, the Group is obligated to sell products or provide services to customers.

f.	The Group entered into long-term corporate power purchase agreements with suppliers. The relative fulfillment period, quantity and price are specified in the agreements.

g.
In consideration of corporate social responsibility, the board of directors of ASE resolved the contributions of NT$10,000 thousand (US$319 thousand) in December 2025, to ASE Cultural and Educational Foundation for promoting the cultural and educational activities.

h .
In December 2013, in consideration of corporate social responsibility for environmental protection, the board of directors of ASE, approved the contributions of at least NT$100,000 thousand annually to be made in the next 30 years, with a total amount of at least NT$3,000,000 thousand
,
 for promoting environmental protection efforts in Taiwan. In December 2025, pursuant to a resolution of the board of directors of ASE, a contribution of

NT$100,000 thousand (US$3,188 thousand)
 was approved to be made to the ASE Environmental Protection and Sustainability Foundation.